Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,936.77
Total Fee Amount	9.94
Total Offset Amount	0.00
Net Fee	$ 9.94
Offering Table N/A
Offset Table N/A	N/A